SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual depreciation rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 7%)
Leasehold improvements	Shorter of useful life or lease term

Schedule of Assumptions Used for Stock Options
The Company estimates the fair value of stock options granted using the Black-Scholes-Merton option pricing model ("Black-Scholes"). No options were granted during 2012. The fair value for options granted in 2011 and 2013 was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions.

	Year ended December 31,
Stock options	2011	2012	2013

Expected volatility (1)	100%-101.4%	-	91.4%-100.3%
Risk-free interest (2)	0.37%-0.41%	-	0.35%-0.78%
Dividend yield (3)	0%	-	0%
Expected life (years) (4)	3.75	-	3.34-3.75

(1)	Expected volatility is estimated based upon actual historical stock price movements over an historical period equivalent to the option's expected term;

(2)	The risk-free interest rate for purposes of the Black-Scholes price calculation is based on the yield from U.S. Treasury Bonds with an equivalent term;

(3)	The dividend yield is estimated to be 0% as the Company has historically not paid dividends and has no foreseeable plans to pay dividends.

(4)	Expected term of options granted represents the period of time that options granted are expected to be outstanding, and is estimated based on the Company's history.

Schedule of Financial Assets at Fair Value on a Recurring Basis
Assets measured at fair value under ASC 820 on a recurring basis as of December 31, 2013 were presented in the Company's consolidated balance sheet as follows:

	Total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Marketable securities	$153	$153	-	-